Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital [member]	Share Premium [member]	Retained earnings [member]	Other reserves [member] [1]	Other components of equity: Foreign Currency translation reserve [member]	Other components of equity: Cash flow hedging reserve [member]	Other components of equity: Pension adjustments [member]	Treasury shares [member]
Beginning balance at Mar. 31, 2021	$ 684,092	$ 7,977	$ 227,708	$ 688,957	$ 0	$ (160,678)	$ (1,882)	$ 573	$ (78,563)
Beginning balance, shares at Mar. 31, 2021		50,502,203							1,100,000
Shares issued for exercised options and RSUs (Refer Note 24)		$ 76	(76)
Shares issued for exercised options and RSUs (Refer Note 24), shares		547,704
Purchase of treasury shares (Refer Note 19)	(85,148)								$ (85,148)
Purchase of treasury shares (Refer Note 19), shares									1,100,000
Cancellation of treasury shares (Refer Note 19)		$ (302)	(163,409)						$ 163,711
Cancellation of treasury shares (Refer Note 19), shares		(2,200,000)							(2,200,000)
Share-based compensation expense (Refer Note 24)	44,165		44,165
Excess tax benefits relating to share-based options and RSUs	1,939		1,939
Transfer to other reserves				(5,067)	5,067
Transfer from other reserves on utilization				2,411	(2,411)
Transactions with owners	(39,044)	$ (226)	(117,381)	(2,656)	2,656				$ 78,563
Transactions with owners, shares		(1,652,296)							(1,100,000)
Profit after tax	132,101			132,101
Other comprehensive income/(loss), net of taxes	(23,146)					(28,309)	4,017	1,146
Total comprehensive income/(loss) for the period	108,955			132,101		(28,309)	4,017	1,146
Ending balance at Mar. 31, 2022	754,003	$ 7,751	110,327	818,402	2,656	(188,987)	2,135	1,719	$ 0
Ending balance, shares at Mar. 31, 2022		48,849,907							0
Shares issued for exercised options and RSUs (Refer Note 24)	(32)	$ 73	(105)
Shares issued for exercised options and RSUs (Refer Note 24), shares		610,910
Purchase of treasury shares (Refer Note 19)	(81,686)								$ (81,686)
Purchase of treasury shares (Refer Note 19), shares									1,100,000
Cancellation of treasury shares (Refer Note 19)	0	$ (134)	(81,552)						$ 81,686
Cancellation of treasury shares (Refer Note 19), shares		(1,100,000)							(1,100,000)
Share-based compensation expense (Refer Note 24)	49,733		49,733
Excess tax benefits relating to share-based options and RSUs	2,707		2,707
Transfer to other reserves				(5,322)	5,322
Transfer from other reserves on utilization				1,213	(1,213)
Transactions with owners	(29,278)	$ (61)	(29,217)	(4,109)	4,109
Transactions with owners, shares		(489,090)
Profit after tax	137,308			137,308
Other comprehensive income/(loss), net of taxes	(60,897)					(54,427)	(5,856)	(614)
Total comprehensive income/(loss) for the period	76,411			137,308		(54,427)	(5,856)	(614)
Ending balance at Mar. 31, 2023	801,136	$ 7,690	81,110	951,601	6,765	(243,414)	(3,721)	1,105	$ 0
Ending balance, shares at Mar. 31, 2023		48,360,817							0
Shares issued for exercised options and RSUs (Refer Note 24)	0	$ 79	(79)
Shares issued for exercised options and RSUs (Refer Note 24), shares		623,328
Purchase of treasury shares (Refer Note 19)	(215,467)								$ (215,467)
Purchase of treasury shares (Refer Note 19), shares									3,300,000
Cancellation of treasury shares (Refer Note 19)	0	$ (420)	(126,649)	(88,398)					$ 215,467
Cancellation of treasury shares (Refer Note 19), shares		(3,300,000)							(3,300,000)
Share-based compensation expense (Refer Note 24)	51,683		51,683
Excess tax benefits relating to share-based options and RSUs	(3,665)		(3,665)
Transfer to other reserves				0	0
Transfer from other reserves on utilization				636	(636)
Transactions with owners	(167,449)	$ (341)	(78,710)	(87,762)	(636)				$ 0
Transactions with owners, shares		(2,676,672)							0
Profit after tax	140,148			140,148
Other comprehensive income/(loss), net of taxes	(8,107)					(10,070)	3,680	(1,717)
Total comprehensive income/(loss) for the period	132,041			140,148		(10,070)	3,680	(1,717)
Ending balance at Mar. 31, 2024	$ 765,728	$ 7,349	$ 2,400	$ 1,003,987	$ 6,129	$ (253,484)	$ (41)	$ (612)	$ 0
Ending balance, shares at Mar. 31, 2024		45,684,145							0

[1]	Other reserves include the Special Economic Zone Re-Investment Reserve created out of the profits of eligible Special Economic Zones (“SEZ”) units in terms of the provisions of the Indian Income-tax Act, 1961. Further, these provisions require the reserve to be utilized by the Company for acquiring new plant and machinery for the purpose of its business (Refer Note 25).